JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(Class A and Class C Shares)

(each a series of JPMorgan Trust I)

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 2, 2014 to the Prospectus

dated November 1, 2013, as supplemented

Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Balanced Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees[1]	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75
Other Expenses[2]	0.38	0.38
Shareholder Service Fees[3]	0.25	0.25
Remainder of Other Expenses[2]	0.13	0.13
Acquired Fund (Underlying Fund) Fees and Expenses[2]	0.43	0.43

Total Annual Fund Operating Expenses	2.06	2.56
Fee Waivers and Expense Reimbursements[1],3,4	(0.54)	(0.54)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [1] ,3,4	1.52	2.02

1	J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc. have contractually agreed to waive the investment advisory fee for the Fund by 0.25%. This contract cannot be terminated prior to 11/1/15.

2	Amounts are based on estimated amounts for the current fiscal year.

3	The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 1.00% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive investment advisory and shareholder service fees in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees and affiliated shareholder service fees charged by the underlying funds. This waiver is estimated to be 0.29% for the current fiscal year. This contract cannot be terminated prior to 11/1/15.

4	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by JPM Access Balanced Fund Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	598	1,017	1,461	2,691
CLASS C SHARES ($)	305	745	1,312	2,855

SUP-ACCESSAC-614

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	598	1,017	1,461	2,691
CLASS C SHARES ($)	205	745	1,312	2,855

Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Growth Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees[1]	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75
Other Expenses[2]	0.39	0.39
Shareholder Service Fees[3]	0.25	0.25
Remainder of Other Expenses[2]	0.14	0.14
Acquired Fund (Underlying Fund) Fees and Expenses[2]	0.43	0.43

Total Annual Fund Operating Expenses	2.07	2.57
Fee Waivers and Expense Reimbursements[1],3,4	(0.52)	(0.52)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3,4]	1.55	2.05

1	J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc. have contractually agreed to waive the investment advisory fee for the Fund by 0.25%. This contract cannot be terminated prior to 11/1/15.

2	Amounts are based on estimated amounts for the current fiscal year.

3	The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 1.00% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive investment advisory and shareholder service fees in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees and affiliated shareholder service fees charged by the underlying funds. This waiver is estimated to be 0.27% for the current fiscal year. This contract cannot be terminated prior to 11/1/15.

4	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by JPM Access Growth Fund Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	601	1,022	1,468	2,703
CLASS C SHARES ($)	308	750	1,319	2,866

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	601	1,022	1,468	2,703
CLASS C SHARES ($)	208	750	1,319	2,866

Effective immediately, the portfolio managers’ information for each Fund in the section titled “Management” in each Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced by the following:

Management

Investment Adviser

J.P. Morgan Investment Management Inc.

Investment Sub-adviser

Portfolio Manager	Managed Fund Since	Primary Title with Investment Sub-adviser

J.P. Morgan Private Investments Inc.
Ken Louie	2009	Executive Director
Stephen M. Parker	2014	Managing Director
Jonathan A. Shelon	2012	Managing Director

In addition, the section of the Funds’ prospectus titled “The Funds’ Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

The Portfolio Managers

The senior portfolio management team consists of Ken Louie, Executive Director, Stephen M. Parker, Managing Director, and Jonathan Shelon, Managing Director, all of JPMorgan Chase Bank, N.A.

The portfolio managers are responsible for the day-to-day management of the Funds. Mr. Louie, Mr. Parker and Mr. Shelon formulate the asset allocation strategy, portfolio construction and determine the underlying investment strategies used for each of the Funds.

Mr. Louie is a member of the Global Access Portfolios Investment Forum and has served as a portfolio manager of the Funds since 2009. Previously, he managed over $6 billion in ultra-high-net-worth and private foundation assets at the J.P. Morgan Private Bank. Mr. Louie co-founded the firm’s Manager Selection practice and was a member of the Global Portfolio Construction team. Prior to joining J.P. Morgan in 1990, he worked at Ernst & Whinney and Salomon Brothers. Mr. Louie earned his Master of Business Administration from Columbia Business School, and his Bachelor of Science from New York University. He also holds a Certified Public Accountant license.

Mr. Parker is a Managing Director and U.S. Head of Multi-Asset Strategies for the Global Access Portfolios at J.P. Morgan. He oversees Diversified Private Placement, Mutual Fund and Insurance strategies and serves as a Portfolio Manager for the firm’s Global Access Portfolios. He is a member of the J.P. Morgan Private Bank Global Investment Committee. Mr. Parker has been an employee of J.P. Morgan since 2001 and previously worked in Investment Strategy supporting the Chief Investment Officer of J.P. Morgan Private Bank, with a focus on equity strategy. Mr. Parker holds a Bachelor of Science degree in Commerce from the University of Virginia, with a concentration in Finance.

Mr. Shelon is the Chief Investment Officer and Head of the Global Access Portfolios at J.P. Morgan. Prior to joining J.P. Morgan in 2011, he spent ten years as a portfolio manager at Fidelity Investments, where he was responsible for the investment performance, process and evolution of the firm’s industry leading target-date strategies, including the Freedom Funds series. Before Fidelity, Mr. Shelon was a quantitative consultant in the Capital Markets Research Group of Callan Associates, an investment consulting firm. He also spent six years as an associate actuary with Milliman, a leading consulting organization to the insurance industry. Mr. Shelon received a Bachelor of Business Administration in Actuarial Science from the Fox School of

Business and Management at Temple University. A Fellow of the Society of Actuaries and Chartered Financial Analyst charter holder, Mr. Shelon is a member of the American Academy of Actuaries and a member of the CFA Institute.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(Select Class Shares)

(each a series of JPMorgan Trust I)

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 2, 2014 to the Prospectus

dated November 1, 2013, as supplemented

Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Balanced Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Select Class
Management Fees[1]	1.00%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses[2]	0.38
Shareholder Service Fees[3]	0.25
Remainder of Other Expenses[2]	0.13
Acquired Fund (Underlying Fund) Fees and Expenses[2]	0.43

Total Annual Fund Operating Expenses	1.81
Fee Waivers and Expense Reimbursements[1,3,4]	(0.54)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3,4]	1.27

1	J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc. have contractually agreed to waive the investment advisory fee for the Fund by 0.25%. This contract cannot be terminated prior to 11/1/15.
2	Amounts are based on estimated amounts for the current fiscal year.
3	The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 1.00% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive investment advisory and shareholder service fees in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees and affiliated shareholder service fees charged by the underlying funds. This waiver is estimated to be 0.29% for the current fiscal year. This contract cannot be terminated prior to 11/1/15.
4	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by JPM Access Balanced Fund Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
SELECT CLASS SHARES ($)	129	517	930	2,082

SUP-ACCESSS-614

Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Growth Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Select Class
Management Fees[1]	1.00%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses[2]	0.39
Shareholder Service Fees[3]	0.25
Remainder of Other Expenses[2]	0.14
Acquired Fund (Underlying Fund) Fees and Expenses[2]	0.43

Total Annual Fund Operating Expenses	1.82
Fee Waivers and Expense Reimbursements[1,3,4]	(0.52)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements1,[3],4	1.30

1	J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc. have contractually agreed to waive the investment advisory fee for the Fund by 0.25%. This contract cannot be terminated prior to 11/1/15.
2	Amounts are based on estimated amounts for the current fiscal year.
3	The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 1.00% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive investment advisory and shareholder service fees in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees and affiliated shareholder service fees charged by the underlying funds. This waiver is estimated to be 0.27% for the current fiscal year. This contract cannot be terminated prior to 11/1/15.
4	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by JPM Access Growth Fund Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
SELECT CLASS SHARES ($)	132	522	937	2,095

Effective immediately, the portfolio managers’ information for each Fund in the section titled “Management” in each Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced by the following:

Management

Investment Adviser

J.P. Morgan Investment Management Inc.

Investment Sub-adviser

Portfolio Manager	Managed Fund Since	Primary Title with Investment Sub-adviser

J.P. Morgan Private Investments Inc.
Ken Louie	2009	Executive Director
Stephen M. Parker	2014	Managing Director
Jonathan A. Shelon	2012	Managing Director

In addition, the section of the Funds’ prospectus titled “The Funds’ Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

The Portfolio Managers

The senior portfolio management team consists of Ken Louie, Executive Director, Stephen M. Parker, Managing Director, and Jonathan Shelon, Managing Director, all of JPMorgan Chase Bank, N.A.

The portfolio managers are responsible for the day-to-day management of the Funds. Mr. Louie, Mr. Parker and Mr. Shelon formulate the asset allocation strategy, portfolio construction and determine the underlying investment strategies used for each of the Funds.

Mr. Louie is a member of the Global Access Portfolios Investment Forum and has served as a portfolio manager of the Funds since 2009. Previously, he managed over $6 billion in ultra-high-net-worth and private foundation assets at the J.P. Morgan Private Bank. Mr. Louie co-founded the firm’s Manager Selection practice and was a member of the Global Portfolio Construction team. Prior to joining J.P. Morgan in 1990, he worked at Ernst & Whinney and Salomon Brothers. Mr. Louie earned his Master of Business Administration from Columbia Business School, and his Bachelor of Science from New York University. He also holds a Certified Public Accountant license.

Mr. Parker is a Managing Director and U.S. Head of Multi-Asset Strategies for the Global Access Portfolios at J.P. Morgan. He oversees Diversified Private Placement, Mutual Fund and Insurance strategies and serves as a Portfolio Manager for the firm’s Global Access Portfolios. He is a member of the J.P. Morgan Private Bank Global Investment Committee. Mr. Parker has been an employee of J.P. Morgan since 2001 and previously worked in Investment Strategy supporting the Chief Investment Officer of J.P. Morgan Private Bank, with a focus on equity strategy. Mr. Parker holds a Bachelor of Science degree in Commerce from the University of Virginia, with a concentration in Finance.

Mr. Shelon is the Chief Investment Officer and Head of the Global Access Portfolios at J.P. Morgan. Prior to joining J.P. Morgan in 2011, he spent ten years as a portfolio manager at Fidelity Investments, where he was responsible for the investment performance, process and evolution of the firm’s industry leading target-date strategies, including the Freedom Funds series. Before Fidelity, Mr. Shelon was a quantitative consultant in the Capital Markets Research Group of Callan Associates, an investment consulting firm. He also spent six years as an associate actuary with Milliman, a leading consulting organization to the insurance industry. Mr. Shelon received a Bachelor of Business Administration in Actuarial Science from the Fox School of Business and Management at Temple University. A Fellow of the Society of Actuaries and Chartered Financial Analyst charter holder, Mr. Shelon is a member of the American Academy of Actuaries and a member of the CFA Institute.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(Institutional Class Shares)

(each a series of JPMorgan Trust I)

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 2, 2014 to the Prospectus

dated November 1, 2013, as supplemented

Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Balanced Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees[1]	1.00%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses[2]	0.23
Shareholder Service Fees[3]	0.10
Remainder of Other Expenses[2]	0.13
Acquired Fund (Underlying Fund) Fees and Expenses[2]	0.43

Total Annual Fund Operating Expenses	1.66
Fee Waivers and Expense Reimbursements[1,3,4]	(0.54)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3,4]	1.12

1	J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc. have contractually agreed to waive the investment advisory fee for the Fund by 0.25%. This contract cannot be terminated prior to 11/1/15.

2	Amounts are based on estimated amounts for the current fiscal year.

3	The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 1.00% for investment advisory services and 0.10% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive investment advisory and shareholder service fees in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees and affiliated shareholder service fees charged by the underlying funds. This waiver is estimated to be 0.29% for the current fiscal year. This contract cannot be terminated prior to 11/1/15.

4	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by JPM Access Balanced Fund Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	114	471	851	1,920

SUP-ACCESSI-614

Effective immediately, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Growth Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees[1]	1.00%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses[2]	0.24
Shareholder Service Fees[3]	0.10
Remainder of Other Expenses[2]	0.14
Acquired Fund (Underlying Fund) Fees and Expenses[2]	0.43

Total Annual Fund Operating Expenses	1.67
Fee Waivers and Expense Reimbursements[1,3,4]	(0.52)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3,4]	1.12

1	J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc. have contractually agreed to waive the investment advisory fee for the Fund by 0.25%. This contract cannot be terminated prior to 11/1/15.

2	Amounts are based on estimated amounts for the current fiscal year.

3	The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 1.00% for investment advisory services and 0.10% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive investment advisory and shareholder service fees in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees and affiliated shareholder service fees charged by the underlying funds. This waiver is estimated to be 0.27% for the current fiscal year. This contract cannot be terminated prior to 11/1/15.

4	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by JPM Access Growth Fund Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	114	473	856	1,930

Effective immediately, the portfolio managers’ information for each Fund in the section titled “Management” in each Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced by the following:

Management

Investment Adviser

J.P. Morgan Investment Management Inc.

Investment Sub-adviser

Portfolio Manager	Managed Fund Since	Primary Title with Investment Sub-adviser

J.P. Morgan Private Investments Inc.
Ken Louie	2009	Executive Director
Stephen M. Parker	2014	Managing Director
Jonathan A. Shelon	2012	Managing Director

In addition, the section of the Funds’ prospectus titled “The Funds’ Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

The Portfolio Managers

The senior portfolio management team consists of Ken Louie, Executive Director, Stephen M. Parker, Managing Director, and Jonathan Shelon, Managing Director, all of JPMorgan Chase Bank, N.A.

The portfolio managers are responsible for the day-to-day management of the Funds. Mr. Louie, Mr. Parker and Mr. Shelon formulate the asset allocation strategy, portfolio construction and determine the underlying investment strategies used for each of the Funds.

Mr. Louie is a member of the Global Access Portfolios Investment Forum and has served as a portfolio manager of the Funds since 2009. Previously, he managed over $6 billion in ultra-high-net-worth and private foundation assets at the J.P. Morgan Private Bank. Mr. Louie co-founded the firm’s Manager Selection practice and was a member of the Global Portfolio Construction team. Prior to joining J.P. Morgan in 1990, he worked at Ernst & Whinney and Salomon Brothers. Mr. Louie earned his Master of Business Administration from Columbia Business School, and his Bachelor of Science from New York University. He also holds a Certified Public Accountant license.

Mr. Parker is a Managing Director and U.S. Head of Multi-Asset Strategies for the Global Access Portfolios at J.P. Morgan. He oversees Diversified Private Placement, Mutual Fund and Insurance strategies and serves as a Portfolio Manager for the firm’s Global Access Portfolios. He is a member of the J.P. Morgan Private Bank Global Investment Committee. Mr. Parker has been an employee of J.P. Morgan since 2001 and previously worked in Investment Strategy supporting the Chief Investment Officer of J.P. Morgan Private Bank, with a focus on equity strategy. Mr. Parker holds a Bachelor of Science degree in Commerce from the University of Virginia, with a concentration in Finance.

Mr. Shelon is the Chief Investment Officer and Head of the Global Access Portfolios at J.P. Morgan. Prior to joining J.P. Morgan in 2011, he spent ten years as a portfolio manager at Fidelity Investments, where he was responsible for the investment performance, process and evolution of the firm’s industry leading target-date strategies, including the Freedom Funds series. Before Fidelity, Mr. Shelon was a quantitative consultant in the Capital Markets Research Group of Callan Associates, an investment consulting firm. He also spent six years as an associate actuary with Milliman, a leading consulting organization to the insurance industry. Mr. Shelon received a Bachelor of Business Administration in Actuarial Science from the Fox School of Business and Management at Temple University. A Fellow of the Society of Actuaries and Chartered Financial Analyst charter holder, Mr. Shelon is a member of the American Academy of Actuaries and a member of the CFA Institute.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(All Share Classes)

(series of JPMorgan Trust I)

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 2, 2014 to the Statement of Additional

Information dated November 1, 2013, as supplemented

The information in the Statement of Additional Information under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the Funds is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of March 31, 2014:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Access Balanced Fund
Ken Louie	1	1,236,261	0	0	0	0
Stephen M. Parker Jonathan A. Shelon	1 2	1,236,261 1,706,010	4 17	1,537,258 6,237,328	1 0	47,040 0

Access Growth Fund
Ken Louie	1	1,072,613	0	0	0	0
Stephen M. Parker Jonathan A. Shelon	1 2	1,072,613 1,542,362	4 17	1,537,258 6,237,328	1 0	47,040 0

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of March 31, 2014:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Access Balanced Fund
Ken Louie	0	0	0	0	0	0
Stephen M. Parker	0	0	0	0	0	0
Jonathan A. Shelon	1	2,263,881	15	5,263,914	0	0

Access Growth Fund
Ken Louie	0	0	0	0	0	0
Stephen M. Parker	0	0	0	0	0	0
Jonathan A. Shelon	1	2,263,881	15	5,263,914	0	0

SUP-SAI-ACCESS-614

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of March 31, 2014:

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Access Balanced Fund
Ken Louie	X
Stephen M. Parker	X
Jonathan A. Shelon			X

Access Growth Fund
Ken Louie					X
Stephen M. Parker					X
Jonathan A. Shelon							X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE